ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Payroll payable	69,202	80,158	11,622
Tax payable	20,091	32,836	4,761
Accrued expenses	17,261	24,349	3,530
Deposits	1,985	2,204	320
Others	7,356	5,170	749
	115,895	144,717	20,982